Inventories (Components Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Coal stockpiles	$ 9,390	$ 3,637
Ore stockpiles	2,875
Materials and supplies	96,218	36,927
Inventories	$ 108,483	$ 40,564